TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	S/ 8,452,671	S/ 7,443,760
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	7,062,380	6,226,648
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	1,156,368	998,434
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	233,923	218,678
Direct and assumed claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,180,852	937,997
Claims, Note 25	1,607,604	1,601,691
Payments	(1,445,671)	(1,346,115)
Exchange difference	23,885	(12,721)
Ending balance	1,366,670	1,180,852
Direct and assumed claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	626,871	551,516
Claims, Note 25	737,982	646,026
Payments	(635,345)	(569,108)
Exchange difference	3,360	(1,563)
Ending balance	732,868	626,871
Direct and assumed claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	484,608	325,748
Claims, Note 25	562,440	661,108
Payments	(505,069)	(491,108)
Exchange difference	20,451	(11,140)
Ending balance	562,430	484,608
Direct and assumed claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	69,373	60,733
Claims, Note 25	307,182	294,557
Payments	(305,257)	(285,899)
Exchange difference	74	(18)
Ending balance	S/ 71,372	S/ 69,373